Warrants (Details Narrative) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Nov. 07, 2023
Warrants issued and outstanding	14,107,989	14,107,989
Common Stock [Member]
Warrant to purchase share			1
Warrant exercise price			$ 11.50
Warrant price			0.01
Share price			$ 18.00
Warrants issued and outstanding			14,107,989